Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases	LEASESThe Company leases office space, warehouses, vehicles, and equipment. Leases have remaining lease terms of 1 year to 20 years, some of which have renewal and termination options. Termination options are exercisable at the Company's option. Terms and conditions to extend or terminate are recognized as part of the right-of-use assets and lease liabilities where prescribed by the guidance. The majority of our leases are operating leases. Finance leases are immaterial to our condensed consolidated financial statements.
Operating lease expense is as follows:

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Operating lease cost	$12.3	$12.5	$25.2	$24.9
Short-term and variable lease cost	5.6	8.3	13.1	14.1
Total lease cost	$17.9	$20.8	$38.3	$39.0

Supplemental cash flow information related to operating leases is as follows:

	Six months ended June 30, 2020	Six months ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - Payments on operating leases	$25.2	$24.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$24.6	$126.5

Supplemental balance sheet information related to operating leases is as follows:

	Financial statement line item	June 30, 2020	December 31, 2019
Operating lease right-of-use assets	Other assets	$120.6	$110.4

Operating lease liabilities	Accrued expenses and other liabilities	36.0	35.0
Operating lease liabilities	Other long-term liabilities	86.5	78.2
Total lease liabilities		$122.5	$113.2

Weighted average remaining lease terms and discount rates for operating leases are as follows:

	June 30, 2020	December 31, 2019
Weighted Average Remaining Lease Term	4.4 years	4.5 years
Weighted Average Discount Rate	6.5%	7.3%

Maturities of lease liabilities are as follows:

	As of June 30, 2020	As of December 31, 2019
	Operating Leases
2020	$23.3	$43.3
2021	37.5	31.6
2022	29.8	24.1
2023	23.0	18.0
2024	13.7	10.6
Thereafter	16.8	14.2
Total Lease Payments	144.1	141.8
Less: Imputed Interest	(21.6)	(28.6)
Present value of lease liabilities	$122.5	$113.2

(8) LEASES

The Company leases office space, warehouses, vehicles, and equipment. Leases have remaining lease terms of 1 year to 20 years, some of which have renewal and termination options. Termination options are exercisable at the Company’s option. Terms and conditions to extend or terminate are recognized as part of the right-of-use assets and lease liabilities where prescribed by the guidance. The majority of our leases are operating leases. Finance leases are immaterial to our consolidated financial statements.

The Company determines if an arrangement is an operating lease at inception. Leases with an initial term of 12 months or less are not recorded on the balance sheet. All other operating leases are recorded on the balance sheet with a corresponding operating lease asset, net, representing the right to use the underlying asset for the lease term and the operating lease liabilities representing the obligation to make lease payments arising from the lease. The Company’s lease agreements do not contain any material residual value guarantees or restrictive covenants.

Operating lease assets and operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term and include options to extend or terminate the lease when they are reasonably certain to be exercised. The present value of lease payments is determined primarily using the incremental borrowing rate, adjusted for lease term and foreign currency, based on the information available at lease commencement date. Lease agreements with lease and non-lease components are generally accounted for as a single lease component. The Company’s operating lease expense is recognized on a straight-line basis over the lease term.

Operating lease expense is as follows:

Year ended
December 31, 2019

Operating lease cost	$49.7
Short-term and variable lease cost	31.6
Total lease cost	$81.3

Supplemental cash flow information related to operating leases is as follows:

Year ended
December 31, 2019
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases	$51.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$157.0

Supplemental balance sheet information related to operating leases is as follows:

		December 31, 2019
Operating lease right-of-use assets	Financial statement line item Other assets	$110.4

Operating lease liabilities	Accrued expenses and other liabilities	35.0
Operating lease liabilities	Other long-term liabilities	78.2
Total lease liabilities		113.2

Weighted average remaining lease terms and discount rates for operating leases are as follows:

	December 31, 2019
Weighted Average Remaining Lease Term	4.5	years
Weighted Average Discount Rate	7.3%

Maturities of lease liabilities at December 31, 2019 are as follows:

December 31, 2019
Operating Leases
2020	$43.3
2021	31.6
2022	24.1
2023	18.0
2024	10.6
Thereafter	14.2
Total Lease Payments	141.8
Less: Imputed Interest	(28.6)
Present value of lease liabilities	$113.2

As previously disclosed in our 2018 financial statements and under the previous lease accounting standard, future minimum annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs as of December 31, 2018 were as follows:

2019	$51.4
2020	37.2
2021	25.4
2022	17.9
2023	12.4
Thereafter	19.2
Total noncancelable long-term leases	$163.5